Capital Management - Summary of Capital Managed (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Current portion of long-term debt	$ 51.0	$ 46.6
Non-current portion of long-term debt	1,194.1	634.2
Long-term debt	1,245.1	680.8
Bank indebtedness	7.2	4.7
Less: cash and deposits	(193.9)	(289.5)
Net debt	1,058.4	396.0
Shareholders’ equity	2,001.7	1,928.5	$ 1,875.5
Total capital managed	$ 3,060.1	$ 2,324.5